Vessels (Details) CAD in Thousands, $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended		8 Months Ended	12 Months Ended
	Mar. 23, 2016 USD ($)	Mar. 16, 2015 USD ($)	May 11, 2016 USD ($)	Jun. 07, 2016 USD ($)	Jun. 24, 2016 USD ($)	Jul. 18, 2016 USD ($)	Jul. 18, 2016 CAD	Sep. 09, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels									$ 8,105	$ 49	$ 16,156
Gain/(loss) on sale of vessel									(6,312)	(130)	(12,864)
Vessel's carrying value									349,975	371,018
Vessel impairment charge									$ 0	5,308	$ 4,062
Aegean Princess
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels								$ 800
Gain/(loss) on sale of vessel								(3,922)
Unamortized dry-docking costs								$ 4,722
PT25
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels						$ 169	CAD 220
Gain/(loss) on sale of vessel						47
Vessel's carrying value						$ 116
Sara
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels					$ 2,303
Gain/(loss) on sale of vessel					(801)
Unamortized dry-docking costs					$ 3,104
Supporter 2
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels				$ 110
Gain/(loss) on sale of vessel				(15)
Vessel's carrying value				$ 125
Aegean Champion
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels			$ 5,529
Gain/(loss) on sale of vessel			(1,621)
Unamortized dry-docking costs			$ 7,150
Umnenga
Property Plant And Equipment [Line Items]
Vessel's carrying value	$ 8,667
Vessel capacity in DWT	66,895
Year Built	1993								1993
PT40
Property Plant And Equipment [Line Items]
Vessel's carrying value										$ 7,294
Tapuit
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels		$ 49
Gain/(loss) on sale of vessel		(130)
Vessel's carrying value		$ 179
Secured Debt
Property Plant And Equipment [Line Items]
Vessel's carrying value									$ 323,331